Schedule of movement in warrants (Details)		12 Months Ended
	Mar. 24, 2026 shares	Jun. 30, 2026 shares Integer $ / shares	Jun. 30, 2025 shares Integer $ / shares	Jun. 30, 2024 shares Integer $ / shares
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding | shares		2,394,367
Weighted average exercise price, beginning balance		$ 6.37
Weighted average remaining Life (years)		3 years 2 months 19 days
Number of Warrants, Granted | shares	2,394,367		2,394,367
Weighted average exercise price, granted			$ 6.37
Number of Warrants, Granted | shares
Weighted average exercise price, exercised
Number of Warrants Outstanding | shares		2,394,367	2,394,367
Weighted average exercise price, ending balance		$ 6.37	$ 6.37
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding | Integer		7,757,718	7,873,000
Weighted average exercise price, beginning balance		$ 0.52	$ 0.38
Weighted average remaining Life (years)		1 year 7 months 17 days	2 years 5 months 4 days	3 years 4 months 6 days
Number of Warrants, Granted | Integer			119,718
Weighted average exercise price, granted			$ 6.61
Number of Warrants, Granted | Integer		(2,773,098)	(235,000)
Weighted average exercise price, exercised		$ 0.24	$ 0.75
Number of Warrants Outstanding | Integer		4,984,620	7,757,718	7,873,000
Weighted average exercise price, ending balance		$ 0.60	$ 0.52	$ 0.38